Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Operating leases, description	The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 2% and 12% of the tenants’ gross sales).
Rent expense	$ 7	$ 10	$ 12
Operating lease expiration	2032
Minimum [Member]
Statement [Line Items]
Agreements average ranging term	3 years
Maximum [Member]
Statement [Line Items]
Agreements average ranging term	5 years
Group's shopping malls [Member]
Statement [Line Items]
Rental income	$ 3,542	6,570	9,517
Office and Other Buildings [Member]
Statement [Line Items]
Rental income	$ 2,432	$ 3,174	$ 2,719